Derivative Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2023 and September 30, 2023:

	Notional amounts(1)
	March 31, 2023	September 30, 2023
	(in trillions)
Interest rate contracts	¥1,625.6	¥1,742.9
Foreign exchange contracts	307.4	322.4
Equity contracts	5.3	6.0
Commodity contracts	0.1	0.2
Credit derivatives	11.5	6.7
Other	3.2	3.3
Total	¥1,953.1	¥2,081.5

Note:	(1)Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2023 and September 30, 2023:

	Fair value of derivative instruments
	March 31, 2023(1)(5)			September 30, 2023(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,445	¥—	¥7,445	¥11,151	¥—	¥11,151
Foreign exchange contracts	5,276	5	5,281	7,176	8	7,184
Equity contracts	90	—	90	150	—	150
Commodity contracts	10	—	10	19	—	19
Credit derivatives	80	—	80	50	—	50
Other(6)	5	—	5	—	—	—
Total derivative assets	¥12,906	¥5	¥12,911	¥18,546	¥8	¥18,554
Derivative liabilities:
Interest rate contracts	¥8,697	¥—	¥8,697	¥12,809	¥—	¥12,809
Foreign exchange contracts	5,018	—	5,018	7,202	—	7,202
Equity contracts	128	—	128	125	—	125
Commodity contracts	10	—	10	19	—	19
Credit derivatives	90	—	90	72	—	72
Other(6)	(110)	—	(110)	(122)	—	(122)
Total derivative liabilities	¥13,833	¥—	¥13,833	¥20,105	¥—	¥20,105

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets and liabilities except for (6).

(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.

(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.

(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023.

(6)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)
The following table provides more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of operations for the six months ended September 30, 2022 and 2023:

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2022:
Interest rate contracts	¥—	¥64	¥64
Foreign exchange contracts	(168)	—	(168)
Equity contracts	—	(24)	(24)
Credit derivatives	—	(2)	(2)
Other(1)	(8)	23	15
Total	¥(176)	¥61	¥(115)
Six months ended September 30, 2023:
Interest rate contracts	¥—	¥(219)	¥(219)
Foreign exchange contracts	(385)	—	(385)
Equity contracts	—	(268)	(268)
Credit derivatives	—	(20)	(20)
Other(1)	(8)	(32)	(40)
Total	¥(393)	¥(539)	¥(932)

Note:	(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

Protection Sold Through Credit Derivatives
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2023 and September 30, 2023:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2023:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥616,504	¥2,222,393	¥529,796	¥3,368,693	¥(30,117)
Non-investment grade	163,982	313,135	48,177	525,294	13,477
Total	780,486	2,535,528	577,973	3,893,987	(16,640)
Index and basket credit default swaps :
Investment grade(2)	—	217,259	1,596	218,855	(1,266)
Non-investment grade	37,359	599,638	6,200	643,197	(7,121)
Not rated	—	435,452	3,192	438,644	(3,329)
Total	37,359	1,252,349	10,988	1,300,696	(11,716)
Total credit default swaps sold	¥817,845	¥3,787,877	¥588,961	¥5,194,683	¥(28,356)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2023:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥321,667	¥925,277	¥327,235	¥1,574,179	¥(13,488)
Non-investment grade	103,022	188,539	21,298	312,859	3,810
Total	424,689	1,113,816	348,533	1,887,038	(9,678)
Index and basket credit default swaps :
Investment grade(2)	56,000	905,146	18,281	979,427	(9,869)
Non-investment grade	—	—	—	—	—
Not rated	2,876	—	—	2,876	(12)
Total	58,876	905,146	18,281	982,303	(9,881)
Total credit default swaps sold	¥483,565	¥2,018,962	¥366,814	¥2,869,341	¥(19,559)

Notes:	(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.